RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Related Parties
	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars

Sales of goods to the Parent Company	93	208	265	27

Participation in expenses with Parent Company	95	296	301	28

Salary management fees, and bonus to related parties	2,281	2,190	17,108	658

Salary and bonus to key management personal	2,734	3,091	1,599	789

Share-based payment	-	-	152	-

Car expenses	498	383	1,016	144

Schedule of Balances with Related Parties
	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Due to officers	24	42	7

Parent Company	(6)	361	(2)